SHORT-TERM NOTES PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
SHORT-TERM NOTES PAYABLE
Short-term notes payable	$ 1,493,399	$ 881,184